Transfers of Financial Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 Transaction	Mar. 31, 2011
Transfers of Financial Assets (Textual) [Abstract]
Number of securitization transactions in which company has variable interest	5
Principal amount of repurchased or replaced defaulted VOI notes receivable	$ 7	$ 8
Obligation to receive cash flows from VIE	$ 13	$ 11